Equity Accounted Investments	6 Months Ended
Jun. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Accounted Investments
4.	Equity Accounted Investments

a.

The Company has a joint venture arrangement with Wah Kwong Maritime Transport Holdings Limited (or Wah Kwong). The Company has a 50% economic interest in the High-Q Investments Ltd. joint venture (or High-Q), which is jointly controlled by the Company and Wah Kwong.

In recent years, the Company advanced $8.7 million to the High-Q joint venture in the form of a non-interest bearing and unsecured loan. In March 2012, the joint venture entered into a $68.6 million loan with a financial institution. As at June 30, 2014, the loan had an outstanding balance of $62.9 million (December 31, 2013 - $64.7 million). The loan is secured by a first-priority mortgage on the VLCC owned by the joint venture and 50% of the outstanding loan balance is guaranteed by the Company. The joint venture has an interest rate swap agreement with a notional amount of $68.6 million that expires in June 2018, 50% of which is guaranteed by the Company. The interest rate swap exchanges a receipt of floating interest based on 3-months LIBOR for a payment of a fixed rate of 1.47% every three months.

b.

In January 2014, the Company and Teekay Corporation (Teekay) formed TIL, which will seek to opportunistically acquire, operate and sell modern second-hand tankers to benefit from an expected recovery in the current cyclical low of the tanker market. The Company purchased 2.5 million shares of common stock for $25.0 million and received a stock purchase warrant entitling it to purchase up to 750,000 additional shares of common stock of TIL (see note 6). The stock purchase warrant is a derivative instrument, which had a value of $3.4 million on issuance which is reflected in the other (expenses) income in the Company’s consolidated statements of income loss for the six months ended June 30, 2014. The Company also received one preferred share, which entitles the Company to elect one Board member of TIL. The preferred share does not give the Company a right to any dividends or distributions of TIL. TIL is accounted for using the equity method. As of June 30, 2014, the Company’s ownership interest in TIL was 6.51%.

In May 2014, the Company sold two wholly-owned subsidiaries, each of which owns one VLCC, to TIL (see note 10).